CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Trade notes and accounts receivable, allowance for doubtful accounts	$ 4,623	¥ 380,000	¥ 275,000
Common stock, par value	$ 0	¥ 0	¥ 0
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000	143,500,000
Common stock, shares outstanding	138,620,152	138,620,152	136,140,971
Treasury stock, shares	4,879,848	4,879,848	7,359,029